UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Jacobs and Company
Address: 595 Market Street
	   Suite 1140
         San Francisco, CA 94105

13F File Number: 28-6710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correctly and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Matt Jacobson
Title: Partner
Phone: 415-777-1617
Signature, place, and date of signing:

	Matt Jacobson  San Francisco, CA    October 16, 2008

Report type (check only one):

[X]	13F Holding Report
[ ] 	13F Notice
[ ] 	13F Combination Report

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of other included managers:    none

Form 13F information table entry total: 90

Form 13F information table value total: $154,865,000

                                                 Form 13F Information T
                                                 Value         Shares  SH/ InvstOther  Voting  Authority
Name of Issuer          Title of Class  CUSIP       (x$1,000)    Prn Amt  PRN DscreManager  (a)Sole (b) (c) None


3M                             COM      604059 10 5    3,277       47,970 SH   SOLE              0   0   47,970
Abbott Labs                    COM      002824 10 0    2,933       50,930 SH   SOLE              0   0   50,930
Adobe Sys Inc	               COM      00724F 10 1    1,015       25,725 SH   SOLE              0   0   25,725
Amgen Inc.                     COM      031162 10 0    2,271       38,330 SH   SOLE              0   0   38,330
Anadarko Petroleum             COM      032511 10 7      964       19,870 SH   SOLE              0   0   19,870
Anheuser Busch Cos Inc         COM      035229 10 3    3,998       61,623 SH   SOLE              0   0   61,623
AT&T Corp                  COM NEW      00206R 10 2    3,192   	114,349 SH     SOLE              0   0  114,349
Auto Data Processing In        COM      053015 10 3    2,438       57,020 SH   SOLE              0   0   57,020
Bank of America Corporation    COM      060505 10 4    1,549       45,452 SH   SOLE              0   0   45,452
Baxter Intl Inc                COM      071813 10 9    4,324       65,887 SH   SOLE              0   0   65,887
Becton Dickinson & Co          COM      075887 10 9    2,747	   34,221 SH   SOLE              0   0   34,221
Berkshire Hathaway Inc Del    CL B      084670 20 7      721          164 SH   SOLE              0   0      164
Boeing Co                      COM      097023 10 5    2,027       35,350 SH   SOLE              0   0   35,350
BP PLC               SPONSORED ADR      110889 40 9    3,095       61,690 SH   SOLE              0   0   61,690
Cadbury Schweppes PLC          ADR      127209 30 2    1,431       34,961 SH   SOLE              0   0   34,961
Chevron Corp New               COM      166764 10 0    4,887       59,265 SH   SOLE              0   0   59,265
Cisco Sys Inc                  COM      17275R 10 2    3,191      141,426 SH   SOLE              0   0  141,426
Citigroup Inc                  COM      172967 10 1      506       24,674 SH   SOLE              0   0   24,674
Coca Cola Co                   COM      191216 10 0    2,199       41,601 SH   SOLE              0   0   41,601
ConocoPhillips                 COM      20825C 10 4    2,001       27,320 SH   SOLE              0   0   27,320
Corning Inc                    COM      219350 10 5    1,621      103,675 SH   SOLE              0   0  103,675
Costco Whsl Corp New           COM      22160Q 10 2    2,614       40,255 SH   SOLE              0   0   40,255
Disney Walt Co.                COM      254687 10 6    2,108       68,715 SH   SOLE              0   0   68,715
Dr Pepper Snapple Group        COM      26138E 10 9      879       33,229 SH   SOLE              0   0   33,229
EMC Corp Mass                  COM      268648 10 2    1,119       99,685 SH   SOLE              0   0   99,685
Ebay Inc                       COM      278642 10 3      897       40,075 SH   SOLE              0   0   40,075
Electronic Arts Inc            COM      285512 10 9      879       23,700 SH   SOLE              0   0   23,700
Emerson Elec Co                COM      291011 10 4    1,698       41,628 SH   SOLE              0   0   41,628
Exxon Mobil Corp               COM      30231G 10 2    4,460       57,442 SH   SOLE              0   0   57,442
Frontier	               COM      316773 10 0    1,001       87,015 SH   SOLE              0   0   87,015
Gannett Inc                    COM      364730 10 1      441       26,116 SH   SOLE              0   0   26,116
Genentech Inc New              COM      368710 40 6    2,282       25,740 SH   SOLE              0   0   25,740
General Electric Co            COM      369604 10 3    3,185      124,917 SH   SOLE              0   0  124,917
General Mills Inc.             COM      370334 10 4    1,482       21,568 SH   SOLE              0   0   21,568
Google Inc.                  CL  A      38259P 50 8    1,491        3,724 SH   SOLE              0   0    3,724
Hain Celestial Group Inc       COM      405217 10 0      401       14,550 SH   SOLE              0   0   14,550
Hewlett-Packard Co             COM      428236 10 3    4,266       92,279 SH   SOLE              0   0   92,279
Home Depot Inc                 COM      437076 10 2    1,757       67,862 SH   SOLE              0   0   67,862
Hubbell Inc                  CL  A      443510 10 2      824       20,425 SH   SOLE              0   0   20,425
Hubbell Inc                  CL  B      443510 20 1      653       18,642 SH   SOLE              0   0   18,642
Hutton Tele Trust              COM      447900 10 1       59       24,000 SH   SOLE              0   0   24,000
Icoa Inc.                      COM      449292 20 0        0       50,000 SH   SOLE              0   0   50,000
Intel Corp                     COM      458140 10 0    4,641      247,782 SH   SOLE              0   0  247,782
Intl Business Machs            COM      459200 10 1    6,830       58,395 SH   SOLE              0   0   58,395
Intl Game Technolog            COM      459902 10 2      580       33,800 SH   SOLE              0   0   33,800
Johnson & Johnson              COM      478160 10 4    4,997       72,133 SH   SOLE              0   0   72,133
Liberty Media Entertainment    COM      53071M500        356       14,252 SH   SOLE              0   0   14,252
Liberty Media Interactive      COM      53071M 10 4      203       15,746 SH   SOLE              0   0   15,746
Lilly Eli & Co.                COM      532457 10 8    2,290       52,009 SH   SOLE              0   0   52,009
Masco Corp                     COM      574599 10 6    1,048       58,391 SH   SOLE              0   0   58,391
Mc Cormick & Co Inc    COM NON VTG      579780 20 6    2,793       72,643 SH   SOLE              0   0   72,643
Medtronic Inc                  COM      585055 10 6    1,181       23,581 SH   SOLE              0   0   23,581
Merck & Co Inc                 COM      589331 10 7      695       22,037 SH   SOLE              0   0   22,037
Microsoft Corp                 COM      594918 10 4    3,203      120,021 SH   SOLE              0   0  120,021
Motorola Inc                   COM      620076 10 9      369       51,697 SH   SOLE              0   0   51,697
Mueller Water Products        CL A      624758 10 8      623       69,407 SH   SOLE              0   0   69,407
Mueller Water Products        CL B      624758 20 7      100       15,425 SH   SOLE              0   0   15,425
New York Times Co             CL A      650111 10 7      393       27,485 SH   SOLE              0   0   27,485
Nike Inc.                     CL B      654106 10 3    1,598       23,890 SH   SOLE              0   0   23,890
Oracle Corp		       COM      68389X 10 5      886       43,629 SH   SOLE              0   0   43,629
Pentair Inc.                   COM      709631 10 5    1,953       56,485 SH   SOLE              0   0   56,485
Pepsico Inc                    COM      713448 10 8    5,319       74,640 SH   SOLE              0   0   74,640
Pfizer Inc                     COM      717081 10 3    3,896      211,267 SH   SOLE              0   0  211,267
Procter & Gamble Co            COM      742718 10 9    4,876       69,965 SH   SOLE              0   0   69,965
Royal Dutch Shell PLC  SPONS ADR A      780259 20 6      420        7,125 SH   SOLE              0   0    7,125
Schlumberger Ltd               COM      806857 10 8    5,171       66,212 SH   SOLE              0   0   66,212
Snap On Inc                    COM      833034 10 1    1,234       23,440 SH   SOLE              0   0   23,440
Spectra Energy Corp            COM      847560 10 9    1,073       45,086 SH   SOLE              0   0   45,086
Starbucks Corp                 COM      855244 10 9      978       65,800 SH   SOLE              0   0   65,800
Sysco Corp                     COM      871829 10 7    2,359       76,512 SH   SOLE              0   0   76,512
Target Corp                    COM      87612e 10 6    3,006       61,296 SH   SOLE              0   0   61,296
Time Warner Inc                COM      887317 10 5    1,708      110,538 SH   SOLE              0   0  110,538
U S T Inc                      COM      902911 10 6      595        8,950 SH   SOLE              0   0    8,950
Union Pac Corp                 COM      907818 10 8    1,227       17,250 SH   SOLE              0   0   17,250
United Natural Foods Inc       COM      911163 10 3      420       16,825 SH   SOLE              0   0   16,825
United Parcel Service Inc      COM      911312 10 6    2,888       45,931 SH   SOLE              0   0   45,931
Verizon Communications         COM      92343v 10 4    2,221       69,223 SH   SOLE              0   0   69,223
Visa Inc                      CL A      92826C 83 9      820       13,370 SH   SOLE              0   0   13,370
Vodafone Group PLC   SPONSORED ADR      92857W 10 0    1,439       65,103 SH   SOLE              0   0   65,103
Wal Mart Stores Inc            COM      931142 10 3    1,714       28,614 SH   SOLE              0   0   28,663
Walgreen Co.                   COM      931422 10 9    2,095       67,670 SH   SOLE              0   0   67,670
Watts Water Tech Inc.         CL A      942749 10 2    1,327       48,510 SH   SOLE              0   0   48,510
Wells Fargo & Co New           COM      949746 10 1    1,776       47,341 SH   SOLE              0   0   47,341
Wyeth                          COM      983024 10 0    3,044       82,413 SH   SOLE              0   0   81,388
Yahoo Inc                      COM      984332 10 6      869       50,245 SH   SOLE              0   0   50,245
Zimmer Hldgs Inc               COM      98956P 10 2    1,528       23,675 SH   SOLE              0   0   23,675
